American Century Mutual Funds, Inc.
PROSPECTUS SUPPLEMENT

GROWTH FUND * ULTRA FUND * SELECT FUND * VISTA FUND * HERITAGE FUND

Supplement dated October 15, 2002 * Prospectus dated March 1, 2002
                                    (Investor Class, Advisor Class,
                                    Institutional Class and C Class)

The following replaces the information under the headings Ultra and Select on pages 10 and 11 of the Investor Class prospectus and pages 9 and 10 of the
Advisor and Institutional Class prospectuses:

          Ultra

          JAMES E. STOWERS III

          Mr. Stowers, Co-Chairman and Portfolio Manager, has been a member of the team that manages Ultra since 1981. He is also the Chief
          Investment Officer - U.S. Growth Equity and as such oversees the investment discipline used by the fund and nine other growth funds. He joined American Century in 1981. He has a bachelor's degree in finance from Arizona State University.

          BRUCE A. WIMBERLY

          Mr. Wimberly, Vice President and Senior Portfolio Manager, has been a member of the team that manages Ultra since July 1996. He joined
          American Century in September 1994 as an Investment Analyst. He has a
          bachelor of arts from Middlebury College and an MBA from the Kellogg
          Graduate School of Management, Northwestern University.

          JERRY SULLIVAN

          Mr. Sullivan, Vice President and Portfolio Manager, has been a member of the team that manages Ultra since July 2001. Before joining
          American Century in February 2000, he was a Portfolio Manager with the
          Franklin Templeton Group from March 1998 to October 1999 and with
          SunAmerica in New York from February 1995 to March 1998. He has a bachelor's degree in political science from Columbia College and an
          MBA with a concentration in finance and accounting from the Columbia
          Graduate School of Business.

          WADE W. SLOME

          Mr. Slome, Portfolio Manager, has been a member of the team since June
          1998. He was promoted to Portfolio Manager in July 2002. He joined
          American Century in June 1998 as an investment analyst. Prior to joining American Century, he attended Cornell University from 1996 to
          1998, where he obtained his MBA in finance. He also holds a bachelor's degree in economics from the University of California, Los Angeles. He is a CFA charterholder.

          Select

          JOHN R. SYKORA

          Mr. Sykora, Vice President and Senior Portfolio Manager, has been a member of the team that manages Select since September 2002. He joined
          American Century in May 1994 as an Investment Analyst and was promoted to Portfolio Manager in November 1997. He has a bachelor's degree in accounting and finance from Creighton University and an MBA in finance from Michigan State University. He is a CFA charterholder.

          TIM REYNOLDS

          Mr. Reynolds, Vice President and Portfolio Manager,  has been a member of the team that manages Select since November 1999. He was promoted to Portfolio Manager in August 2001. He joined American Century in
          November 1999 as an Investment Analyst. Prior to joining American
          Century, he was a Senior Analyst at USAA from May 1997 to November
          1999. He has a bachelor of business administration-finance from Texas
          A&M University and a master's degree in finance from Texas Tech
          University. He is a CFA charterholder.

                                                         Continued on next page

The following replaces the information under the heading Ultra on page 9 of the
C Class prospectus:

          Ultra

          JAMES E. STOWERS III

          Mr. Stowers, Co-Chairman and Portfolio Manager, has been a member of the team that manages Ultra since 1981. He is also the Chief
          Investment Officer - U.S. Growth Equity and as such oversees the investment discipline used by the fund and nine other growth funds. He joined American Century in 1981. He has a bachelor's degree in finance from Arizona State University.

          BRUCE A. WIMBERLY

          Mr. Wimberly, Vice President and Senior Portfolio Manager, has been a member of the team that manages Ultra since July 1996. He joined
          American Century in September 1994 as an Investment Analyst. He has a
          bachelor of arts from Middlebury College and an MBA from the Kellogg
          Graduate School of Management, Northwestern University.

          JERRY SULLIVAN

          Mr. Sullivan, Vice President and Portfolio Manager, has been a member of the team that manages Ultra since July 2001. Before joining
          American Century in February 2000, he was a Portfolio Manager with the
          Franklin Templeton Group from March 1998 to October 1999 and with
          SunAmerica in New York from February 1995 to March 1998. He has a bachelor's degree in political science from Columbia College and an
          MBA with a concentration in finance and accounting from the Columbia
          Graduate School of Business.

          WADE W. SLOME

          Mr. Slome, Portfolio Manager, has been a member of the team since June
          1998. He was promoted to Portfolio Manager in July 2002. He joined
          American Century in June 1998 as an investment analyst. Prior to joining American Century, he attended Cornell University from 1996 to
          1998, where he obtained his MBA in finance. He also holds a bachelor's degree in economics from the University of California, Los Angeles. He is a CFA charterholder.

SH-SPL-31722   0210

American Century Mutual Funds, Inc.

PROSPECTUS SUPPLEMENT

NEW OPPORTUNITIES FUND

Supplement dated October 15, 2002 * Prospectus dated March 1, 2002
                                    (Investor Class)

The following paragraph on the cover page of the prospectus is deleted:

   New Opportunities is closed to new investors. Shareholders who have open accounts may make additional investments and reinvest dividends and capital gains distributions.

The following information replaces pages 9 and 10 of the prospectus:

   INVESTING WITH AMERICAN CENTURY

   SERVICES AUTOMATICALLY AVAILABLE TO YOU

   Most accounts automatically will have access to the services listed below when the account is opened. If you do not want these services, see Conducting
   Business in Writing. If you have questions about the services that apply to your account type, please call us.

   CONDUCTING BUSINESS IN WRITING

   If you prefer to conduct business in writing only, you can indicate this on the account application. If you choose this option, you must provide written instructions to invest, exchange and redeem. All account owners must sign transaction instructions (with signatures guaranteed for redemptions in excess of $100,000). If you want to add services later, you can complete an
   Investor Service Options form. By choosing this option, you are not eligible to enroll for exclusive online account management to waive the account maintenance fee. See Account Maintenance Fee in this section.

   WAYS TO MANAGE YOUR ACCOUNT
   -----------------------------------------------------------------------------

   BY TELEPHONE

   Priority Investors
   1-800-345-8810

   Business, Not-For-Profit
   and Employer-Sponsored
   Retirement Plans
   1-800-345-3533

   Automated Information Line
   1-800-345-8765

   OPEN AN ACCOUNT

   If you are a current investor, you can open an account by exchanging shares from another American Century account.

   EXCHANGE SHARES

   Call or use our Automated Information Line if you have authorized us to accept telephone instructions.

   MAKE ADDITIONAL INVESTMENTS

   Call or use our Automated Information Line if you have authorized us to invest from your bank account.

   SELL SHARES

   Call a Priority Investor Representative.

   -----------------------------------------------------------------------------
   ONLINE

   www.americancentury.com

   OPEN AN ACCOUNT

   If you are a current or new investor, you can open an account by completing and submitting our online application. Current investors also can open an account by exchanging shares from another American Century account.

   EXCHANGE SHARES

   Exchange shares from another American Century account.

   MAKE ADDITIONAL INVESTMENTS

   Make an additional investment into an established American Century account if you have authorized us to invest from your bank account.

   SELL SHARES*

   Redeem shares and proceeds will be electronically transferred to your authorized bank account.

   *Online redemptions up to $25,000 per day.

   -----------------------------------------------------------------------------
   BY MAIL OR FAX

   P.O. Box 419287
   Kansas City, MO 64141-6287

   Fax
   816-531-5689

   OPEN AN ACCOUNT

   Send a signed, completed application and check or money order payable to
   American Century Investments.

   EXCHANGE SHARES

   Send written instructions to exchange your shares from one American Century account to another.

   MAKE ADDITIONAL INVESTMENTS

   Send your check or money order for at least $50 with an investment slip or
   $250 without an investment slip. If you don't have an investment slip, include your name, address and account number on your check or money order.

   SELL SHARES

   Send written instructions or a redemption form to sell shares. Call a
   Priority Investor Representative to request a form.

                                                         CONTINUED ON NEXT PAGE

   YOUR RESPONSIBILITY FOR UNAUTHORIZED TRANSACTIONS

   American Century and its affiliated companies use procedures reasonably designed to confirm that telephone, electronic and other instructions are genuine. These procedures include recording telephone calls, requesting personalized security codes or other information, and sending confirmation of transactions. If we follow these procedures, we are not responsible for any losses that may occur due to unauthorized instructions. For transactions conducted over the Internet, we recommend the use of a secure Internet browser. In addition, you should verify the accuracy of your confirmation statements immediately after you receive them.

   WAYS TO MANAGE YOUR ACCOUNT
   -----------------------------------------------------------------------------

   AUTOMATICALLY

   OPEN AN ACCOUNT

   Not available.

   EXCHANGE SHARES

   Send written instructions to set up an automatic exchange of your shares from one American Century account to another.

   MAKE ADDITIONAL INVESTMENTS

   With the automatic investment privilege, you can purchase shares on a regular basis. You must invest at least $600 per year per account.

   SELL SHARES

   If you have at least $10,000 in your account, you may sell shares automatically by establishing Check-A-Month or Automatic Redemption plans.

   -----------------------------------------------------------------------------
   BY WIRE

   [graphic of triangle]
   Please remember if you request redemptions by wire, $10 will be deducted from the amount redeemed. Your bank also may charge a fee.

   OPEN AN ACCOUNT

   Call to set up your account or mail a completed application to the address provided in the "By mail" section. Give your bank the following information to wire money

   * Our bank information
        Commerce Bank N.A.
        Routing No. 101000019
        Account No. Please call for the appropriate account number
   * New Opportunities
   * Your existing American Century account number
   * Your name
   * The contribution year (for IRAs only)

   MAKE ADDITIONAL INVESTMENTS

   Follow the instructions provided in the Open an account section.

   SELL SHARES

   You can receive redemption proceeds by wire or electronic transfer.

   EXCHANGE SHARES

   Not available.

   IN PERSON

   If you prefer to handle your transactions in person, visit one of our
   Investor Centers and a representative can help you make additional investments and sell or exchange shares.

   4500 Main St.                        4917 Town Center Drive
   Kansas City, Missouri                Leawood, Kansas
   8 a.m. to 5:30 p.m., Monday-Friday   8 a.m. to 6 p.m., Monday-Friday
                                        8 a.m. to noon, Saturday

   1665 Charleston Road                 10350 Park Meadows Drive
   Mountain View, California            Littleton, Colorado
   8 a.m. to 5 p.m., Monday - Friday    8:30 am. to 5:30 p.m., Monday - Friday

The following information is added as the first paragraph of page 21:

   MINIMUM INITIAL INVESTMENT AMOUNTS

   To open an account, the minimum investment is $10,000 for all account types.
   The maximum aggregate investment in the fund is $500,000.

SH-SPL-31553   0210

American Century Mutual Funds, Inc.

PROSPECTUS SUPPLEMENT

GIFTRUST FUND

Supplement dated October 15, 2002 * Prospectus dated March 1, 2002
                                   (Investor Class)

The following replaces the first sentence under What are the fund's primary investment strategy and principal risks? on page 2.

    The fund looks for common stocks of growing, medium-sized companies.

THE CHANGES LISTED BELOW ON THIS PAGE WERE EFFECTIVE AUGUST 1, 2002 AND APPLY
ONLY TO ACCOUNTS OPENED ON OR AFTER AUGUST 1, 2002. CURRENT GIFTRUSTS ARE NOT
SUBJECT TO THESE POLICIES.

The following replaces the third and fourth paragraphs under Who may want to invest in the fund? on page 2.

    The Giftrust trustee invests your gift in the fund for the benefit of the beneficiary you name under the Agreement. The shares in a Giftrust are held in trust until the maturity date you specify. The duration of the trust must be at least 18 years, but no more than 65 years, from the time you make the one-time gift. The Giftrust is irrevocable. Before the maturity date is reached, neither you nor the beneficiary may amend the terms of the trust in any way.

    The beneficiary is not required to redeem the Giftrust when it reaches maturity. The beneficiary may redeem, exchange or leave all or a portion of the proceeds in the Giftrust after the term of the trust expires.

The following replaces the first sentence in the first paragraph under What are the principal risks of investing in the fund? on page 7.

    The minimum term of a Giftrust is 18 years and the maximum term is 65 years.

The following replaces the first sentence in the ninth paragraph under What are the principal risks of investing in the fund? on page 7.

    In summary, the Giftrust Fund is intended for investors who want to give a one-time gift to another individual, but want that gift to have the potential to grow over time (at least 18 years) in a fund that seeks long-term capital growth through an aggressive equity fund.

The following replaces the section Redemptions on page 11.

    REDEMPTIONS

    Giftrust shares may not be redeemed until the Giftrust matures. Your redemption proceeds will be calculated using the net asset value (NAV) next determined after we receive your transaction request in good order. Each time you make an investment in a matured Giftrust, there is a seven-day holding period before you can redeem those shares, unless you provide us with satisfactory proof that your purchase funds have cleared. This seven-day holding period begins the day after your investment is processed.
    However, investments by wire require only a one-day holding period.

    In addition, we reserve the right to delay delivery of redemption proceeds--up to seven days--or to honor certain redemptions with securities, rather than cash, as described in the next section.

The following replaces the fourth sentence in the paragraph under the heading
Gift Taxes on page 13.

    For Giftrusts established before August 1, 2002, if the grantor makes additional gifts in subsequent years, a Gift Tax Return must be filed for each year's gift(s).

                                                         Continued on next page

The following replaces page 9.

    HOW TO INVEST IN THE GIFTRUST FUND
    ============================================================================

    You must conduct business in writing on a Giftrust unless you establish telephone services. Please remember that the person establishing a Giftrust gives up the right to redeem or exchange shares. For current Giftrusts only, if you choose to do business in writing only, you must provide written instructions to make additional gifts into the Giftrust. Additional gifts cannot be made into Giftrusts opened on or after August 1, 2002. If you want to add services later, you can complete an Investor Service Options form.

    ---------------------------------------------------------------------------
    BY TELEPHONE

    Investor Relations
    1-800-345-2021

    Automated Information Line
    1-800-345-8765
    24 hours a day, seven days a week

    OPEN A GIFTRUST

    A Giftrust account must be established in writing with a one-time gift of at least $2,500. Call us for a Giftrust kit.

    MAKE ADDITIONAL GIFTS*

    For grantors of current Giftrusts, call if you have authorized us to invest from your bank account. Additional gifts must be at least $50.

    ---------------------------------------------------------------------------
    BY MAIL OR FAX

    P.O. Box 419200
    Kansas City, MO 64141-6200

    Fax
    816-340-7962

    OPEN A GIFTRUST

    Send a signed and completed application and check or money order payable to
    American Century Investments.

    TRANSFER SHARES

    Send written instructions to exchange your shares from another American
    Century account into the Giftrust.

    MAKE ADDITIONAL GIFTS*

    For grantors of current Giftrusts, send your check or money order for at least $50 with an investment slip or $250 without an investment slip. If you don't have an investment slip, include the name, address and account number to be credited on your check or money order.

    ---------------------------------------------------------------------------
    AUTOMATICALLY

    OPEN A GIFTRUST

    Not available.

    MAKE ADDITIONAL INVESTMENTS*

    For grantors of current Giftrusts, select "Establish Automatic Investments"
    on your application to make automatic gifts on a regular basis. You must invest at least $600 per year per Giftrust.

    ---------------------------------------------------------------------------
    BY WIRE

    OPEN A GIFTRUST

    Give your bank the following information:

    * Our bank information:
        Commerce Bank N.A.
        Routing No. 101000019
        ACMF Account No. 2804918
    * Giftrust Fund
    * The American Century Giftrust account number
    * Giftrust beneficiary's name

    MAKE ADDITIONAL INVESTMENTS*

    For grantors of current Giftrusts, follow the Open a Giftrust wire instructions.

    ---------------------------------------------------------------------------
    IN PERSON

    If you prefer to handle your transactions in person, visit one of our
    Investor Centers and a representative can help you open a Giftrust and make additional investments.

    4500 Main St.                           4917 Town Center Drive
    Kansas City, Missouri                   Leawood, Kansas
    8 a.m. to 5:30 p.m., Monday - Friday    8 a.m. to 6 p.m., Monday - Friday
                                            8 a.m. to noon, Saturday

    1665 Charleston Road                    10350 Park Meadows Drive
    Mountain View, California               Littleton, Colorado
    8 a.m. to 5 p.m., Monday - Friday       8:30 a.m. to 5:30 p.m., Monday - Friday

    * As of August 1, 2002, only grantors can make an additional gift into a current Giftrust. No additional gifts can be made into Giftrusts opened on or after August 1, 2002.

The following replaces the information under the heading How to Manage a Matured
Giftrust on page 10 of the  Investor Class prospectus:

    HOW TO MANAGE A MATURED GIFTRUST

    The beneficiary will be notified before the Giftrust matures. On the maturity date, the Giftrust shares will be transferred to a Giftrust account established in the sole name and Social Security number of the beneficiary.
    The beneficiary can choose to do business either in writing only or by telephone.

    If In-Writing-Only service is established once the Giftrust matures, the beneficiary will need to provide written  instructions in order to invest, exchange and redeem. The beneficiary must sign transaction instructions
    (with signature guaranteed for redemptions in excess of $100,000). If the beneficiary wants to add services later, he or she can complete an Investor
    Service Options form. Shareholders who choose this option are not eligible to enroll for exclusive online account management to waive the account maintenance fee. See Account Maintenance Fee in this section.

    ---------------------------------------------------------------------------
    BY TELEPHONE

    Investor Relations
    1-800-345-2021

    Automated Information Line
    1-800-345-8765
    24 hours a day, seven days a week

    EXCHANGE MATURED SHARES

    Call or use our Automated Information Line if we have been authorized to accept telephone instructions.

    MAKE ADDITIONAL INVESTMENTS

    Call or use our Automated Information Line if you have authorized us to invest from your bank account. The Automated Information Line is available only to Investor Class shareholders.

    SELL MATURED SHARES

    Call an Investor Relations Representative.

    ---------------------------------------------------------------------------
    ONLINE

    www.americancentury.com

    EXCHANGE MATURED SHARES

    Exchange shares into another American Century account.

    MAKE ADDITIONAL INVESTMENTS

    Make an additional investment into an established American Century account if you have authorized us to invest from your bank account.

    SELL MATURED SHARES

    Not available.

    ---------------------------------------------------------------------------
    BY MAIL OR FAX

    P.O. Box 419200
    Kansas City, MO 64141-6200

    Fax
    816-340-7962

    EXCHANGE MATURED SHARES

    Send written instructions to exchange shares from the Giftrust to another
    American Century fund.

    MAKE ADDITIONAL INVESTMENTS

    Send your check or money order for at least $50 with an investment slip or
    $250 without an investment slip. If you don't have an investment slip, include your name, address and account number on your check or money order.

    SELL MATURED SHARES

    Send written instructions or a redemption form to sell shares. Call an
    Investor Relations Representative to request a form.

    ---------------------------------------------------------------------------
    AUTOMATICALLY

    EXCHANGE MATURED SHARES

    Send written instructions to set up an automatic exchange of your shares from the Giftrust to another American Century account.

    MAKE ADDITIONAL INVESTMENTS

    With the automatic investment privilege, you can purchase shares on a regular basis. You must invest at least $600 per year per account.

    SELL MATURED SHARES

    If the beneficiary has at least $10,000 in his or her Giftrust, he or she may sell shares automatically by establishing a Check-A-Month or Automatic
    Redemption plan.

    ---------------------------------------------------------------------------
    BY WIRE

    [graphic of triangle]
    If the beneficiary requests redemptions by wire, $10 will be deducted from the amount wired. The beneficiary's bank also may charge a fee.

    EXCHANGE MATURED SHARES

    Not available.

    MAKE ADDITIONAL INVESTMENTS

    Follow the wire instructions provided in the Open a Giftrust section.

    SELL MATURED SHARES

    A beneficiary can receive redemption proceeds by wire or electronic transfer. (This service is not available if the beneficiary has chosen to do business in writing only.)

-------------------------------------------------------------------------------
    IN PERSON

    If the beneficiary prefers to handle transactions in person, he or she can visit one of our Investor Centers and a representative can help.

    4500 Main St.                           4917 Town Center Drive
    Kansas City, Missouri                   Leawood, Kansas
    8 a.m. to 5:30 p.m., Monday - Friday    8 a.m. to 6 p.m., Monday - Friday
                                            8 a.m. to noon, Saturday

    1665 Charleston Road                    10350 Park Meadows Drive
    Mountain View, California               Littleton, Colorado
    8 a.m. to 5 p.m., Monday - Friday       8:30 a.m. to 5:30 p.m., Monday - Friday

The following paragraph should be added to page 11 of the prospectus before the
Redemptions heading:

    ACCOUNT MAINTENANCE FEE

    We charge a $12.50 semiannual account maintenance fee to investors whose total investments with American Century are less than $10,000. We will determine the amount of your total investments twice per year, generally the last Friday in October and April. If your total investments are less than
    $10,000 at that time, we will redeem shares automatically in one of your accounts to pay the $12.50 fee. Please note that you may incur a tax liability as a result of the redemption. In determining your total investment amount, we will include your investments in American Century funds held in all personal accounts and IRAs including SEP-, SARSEP- and
    SIMPLE-IRAs (but no other retirement plan accounts) registered under your
    Social Security number. We will not charge the fee as long as you choose to manage your accounts exclusively online. You may enroll for exclusive online account management on our Web site. To find out more about exclusive online account management, visit www.americancentury.com/info/demo.

The following paragraph should be added to page 11 of the prospectus after the
Your Responsibility for Unauthorized Transactions heading:

    RIGHT TO CHANGE POLICIES

    We reserve the right to change any stated investment requirement, including those that relate to purchases, exchanges and redemptions. We also may alter, add or discontinue any service or privilege. Changes may affect all investors or only those in certain classes or groups.

SH-SPL-32024  0210